Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

As of January 1, 2017, the deemed cost of the Bank´s real property amounted to 12,858,781 and the adjustment for this item totaled 8,402,949. These amounts include the real property booked in property, plant and equipment and investment property.

The changes in property, plant and equipment during the fiscal years ended on December 31, 2018 and 2017 are as follow:

	12/31/2018
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	10,101,443	50	4,753,537	1,666,190	1,106,506	624,349	222,061	704,218	12,484,572
Furniture and facilities	1,265,689	10	397,439	21,641	648,854	45	115,192	764,001	877,486
Machinery and equipment	3,044,688	5	776,172	170,000	2,075,472	399	448,960	2,524,033	1,126,827
Vehicles	414,325	5	45,033	62,598	338,580	57,805	37,688	318,463	78,297
Other	1,156		40	19	1,116		41	1,157	20
Work in progress	4,549,009		2,163,326	5,735,279					977,056

Total property, plant and equipment	19,376,310		8,135,547	7,655,727	4,170,528	682,598	823,942	4,311,872	15,544,258

	12/31/2017
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	9,977,348	50	156,411	32,316	930,288	9,754	185,972	1,106,506	8,994,937
Furniture and facilities	1,192,480	10	73,209		536,673		112,181	648,854	616,835
Machinery and equipment	2,667,739	5	390,398	13,449	1,661,602	13,506	427,376	2,075,472	969,216
Vehicles	394,046	5	35,704	15,425	315,702	14,377	37,255	338,580	75,745
Other	1,133		23		1,061		55	1,116	40
Work in progress	3,166,263		1,466,832	84,086					4,549,009

Total property, plant and equipment	17,399,009		2,122,577	145,276	3,445,326	37,637	762,839	4,170,528	15,205,782